Going Concern (Details Narrative) - shares	Apr. 29, 2020	May 01, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1,500,000
Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	478,750
Subscription Agreement [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	500,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1,500,000
Subsequent Event [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	478,750
Subsequent Event [Member] | Subscription Agreement [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	500,000